Risk Management (Details 4)	12 Months Ended
Dec. 31, 2022
Banco De Brasil [Member] | Moodys [Member]
IfrsStatementLineItems [Line Items]
Credit rating information of the banks	AAA.br
Banco Santander Brasil [Member] | Standard Poors [Member]
IfrsStatementLineItems [Line Items]
Credit rating information of the banks	brAAA
Banco Santander Brasil [Member] | Moodys [Member]
IfrsStatementLineItems [Line Items]
Credit rating information of the banks	AAA.br
Caixa Economica Federal [Member] | Standard Poors [Member]
IfrsStatementLineItems [Line Items]
Credit rating information of the banks	brAAA
Caixa Economica Federal [Member] | Moodys [Member]
IfrsStatementLineItems [Line Items]
Credit rating information of the banks	AAA.br
Banco Bradesco [Member] | Standard Poors [Member]
IfrsStatementLineItems [Line Items]
Credit rating information of the banks	brAAA
Banco Bradesco [Member] | Moodys [Member]
IfrsStatementLineItems [Line Items]
Credit rating information of the banks	AAA.br
Itau Unibanco Holding [Member] | Moodys [Member]
IfrsStatementLineItems [Line Items]
Credit rating information of the banks	AAA.br
Banco B V [Member] | Moodys [Member]
IfrsStatementLineItems [Line Items]
Credit rating information of the banks	AA.br
Banco B V [Member] | Standard Poors [Member]
IfrsStatementLineItems [Line Items]
Credit rating information of the banks	brAAA
Fitch [Member] | Banco De Brasil [Member]
IfrsStatementLineItems [Line Items]
Credit rating information of the banks	AA(bra)
Fitch [Member] | Caixa Economica Federal [Member]
IfrsStatementLineItems [Line Items]
Credit rating information of the banks	AA(bra)
Fitch [Member] | Banco Bradesco [Member]
IfrsStatementLineItems [Line Items]
Credit rating information of the banks	AAA(bra)
Fitch [Member] | Itau Unibanco Holding [Member]
IfrsStatementLineItems [Line Items]
Credit rating information of the banks	AAA(bra)
Fitch [Member] | Banco B T G Pactual S [Member]
IfrsStatementLineItems [Line Items]
Credit rating information of the banks	AA(bra)
Moodys [Member] | Banco B T G Pactual S [Member]
IfrsStatementLineItems [Line Items]
Credit rating information of the banks	AAA.br
Standard Poors [Member] | Banco B T G Pactual S [Member]
IfrsStatementLineItems [Line Items]
Credit rating information of the banks	brAAA